TRADE RECEIVABLES (Schedule of Aging of Gross Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 1,260	₪ 1,545
Allowance	193	190	₪ 169	₪ 166
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	1,089	1,420
Allowance	69	101
More than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	171	125
Allowance	₪ 124	₪ 89